Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of movement of allowance for doubtful accounts [Abstract]
Balance, opening	$ 740,370	$ 405,802
Provisions	318,559	290,706
Foreign exchange (gain) loss	8,407	43,862
Balance, ending	$ 1,067,336	$ 740,370